Defined Benefit Pension Plans Significant Actuarial Weighted Assumptions (Discount Rate) (Details) (EUR €) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of benefit plans denominated in euro	92.00%
Euro-denominated AA-rated Corporate Bond						€ 250	€ 50
Percent of the highest and lowest yielding bonds within specific maturity groups.	10.00%
Discount rate	5.51%	5.35%	5.60%	4.50%	5.25%
Bond Maturity						10 years	10 years